The Grafiti Holding Note - Schedule of Note Receivables (Details) - Grafiti Holding Inc [Member] - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note receivable, amortized cost (inclusive of accrued interest)	$ 550,548
Less: allowance for credit losses	(108,568)
Note receivable, net	441,980
Current note receivable, net	441,980
Note receivable, net	$ 441,980